UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment | |; Amendment Number: ______
  This Amendment (Check only one.):         | | is a restatement.
                                            | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tennenbaum Capital Partners, LLC
Address:          2951 28th Street, Suite 1000
                  Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Hugh Steven Wilson
Title:   Managing Partner
Phone:   (310) 566-1000

Signature, Place, and Date of Signing:

       /s/ Hugh Steven Wilson      Santa Monica, California    November 14, 2006
       -----------------------     ------------------------    -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0
Form 13F Information Table Entry Total:     44
Form 13F Information Table Value Total:     $720,103
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                            FORM 13F INFORMATION TABLE

                                                            VALUE    SHRS OR    SH/  PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT    PRN  CALL   DISCRETION MANAGERS  SOLE   SHARED  NONE
           --------------     --------------     -----     --------  -------    ---  ----   ---------- --------  ----   ------  ----
AMGEN INC                     NOTE 3/0           031162AL4   35073     47000000  PR           SOLE             47000000
ANDRX CORP DEL                ANDRX GROUP        034553107   43552      1782738  SH           SOLE              1782738
APPLIED MATLS INC             COM                038222105   15957       900000  SH   CALL    SOLE               900000
BALLY TOTAL FITNESS HLDG COR  COM                05873K108    1995(1)   1762006  SH           SOLE              1762006
BALLY TOTAL FITNESS HLDG COR  COM                05873K108       8         5308  SH           SOLE                 5308
BLOCKBUSTER INC               CL A               093679108    1008       262400  SH           SOLE               262400
BLOCKBUSTER INC               CL B               093679207    2664       754800  SH           SOLE               754800
CENTERPOINT ENERGY INC        NOTE 2.875% 1/1    15189TAL1   20086     17530000  PR           SOLE             17530000
CHARMING SHOPPES INC          NOTE 4.750% 6/0    161133AC7   14924     10000000  PR           SOLE             10000000
CIBER INC                     SDCV 2.875%12/1    17163BAB8   19218     20886000  PR           SOLE             20886000
CONEXANT SYSTEMS INC          NOTE 4.000% 2/0    207142AF7    1973      2000000  PR           SOLE              2000000
CREDENCE SYS CORP             NOTE 1.500% 5/1    225302AF5   21405     23858000  PR           SOLE             23858000
CREDENCE SYS CORP             COM                225302108    2966      1040800  SH           SOLE              1040800
DENDRITE INTL INC             COM                248239105    3742       382575  SH           SOLE               382575
FINISAR                       NOTE 5.250%10/1    31787AAC5   21579     21674000  PR           SOLE             21674000
GENERAL MTRS CORP             DEB SR CONV A      370442741   39146      1581666  SH           SOLE              1581666
GENERAL MTRS CORP             COM                370442105    3326       100000  SH   PUT     SOLE               100000
HCA INC                       COM                404119109   24920       499500  SH           SOLE               499500
I2 TECHNOLOGIES INC           COM NEW            465754208    3755       200500  SH   CALL    SOLE               200500
INTERGRAPH CORP               COM                458683109    4288       100000  SH           SOLE               100000
ISOLAGEN INC                  NOTE 3.500%11/0    46488NAB9    5105      7000000  PR           SOLE              7000000
ISOLAGEN INC                  COM                46488N103     686       198900  SH           SOLE               198900
JDS UNIPHASE CORP             NOTE 11/1          46612JAB7   15523     17000000  PR           SOLE             17000000
JO-ANN STORES INC             COM                47758P307   47458      2838400  SH           SOLE              2838400
LAWSON SOFTWARE INC NEW       COM                52078P102   69546      9592497  SH           SOLE              9592497
LEVEL 3 COMMUNICATIONS INC    NOTE 6.000% 9/1    52729NAG5   17599     19500000  PR           SOLE             19500000
LEVEL 3 COMMUNICATIONS INC    NOTE 10.000% 5/0   52729NBE9   13356      7500000  PR           SOLE              7500000
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250% 12/1   52729NBF6    3768      2500000  PR           SOLE              2500000
MAGMA DESIGN AUTOMATION       NOTE 5/1           559181AB8   10654     12100000  PR           SOLE             12100000
MGI PHARMA INC                NOTE 1.682% 3/0    552880AB2    9732     15000000  PR           SOLE             15000000
MICHAELS STORES INC           COM                594087108   13354       306700  SH           SOLE               306700
NCO GROUP INC                 COM                628858102   19042       726246  SH           SOLE               726246
OSI PHARMACEUTICALS INC       NOTE 3.250% 9/0    671040AD5   25676     25000000  PR           SOLE             25000000
PETCO ANIMAL SUPPLIES         COM NEW            716016209   26889       939183  SH           SOLE               939183
PEMCO AVIATION INC            COM                706444106    5744       675750  SH           SOLE               675750
RELIANT ENERGY INC            NOTE 5.000% 8/1    75952BAD7   24191     17000000  PR           SOLE             17000000
S1 CORPORATION                COM                78463B101   10928      2370600  SH           SOLE              2370600
TEVA PHARMACEUTICAL FIN II L  DBCV 0.500% 2/0    88164RAA5    8421      8000000  PR           SOLE              8000000
TEVA PHARMACEUTICAL FIN LLC   DBCV 0.250% 2/0    88163VAE9   22858     23750000  PR           SOLE             23750000
TNS INC                       COM                872960109   30120      2000000  SH           SOLE              2000000
UTSTARCOM INC                 NOTE 0.875% 3/0    918076AB6   20190     22419000  PR           SOLE             22419000
VISHAY INTERTECHNOLOGY INC    NOTE 3.625% 8/0    928298AF5   11155     11000000  PR           SOLE             11000000
YAHOO INC                     FRNT 4/0           984332AB2   24651     19000000  PR           SOLE             19000000
YELLOW ROADWAY CORP           NOTE 5.000% 8/0    985577AA3    1872      1500000  PR           SOLE              1500000


Note to Form 13F Information Table

(1)   Position is restricted and the market value is reduced by a haircut.